Stock-Based Compensation and Stock Purchase Plans - Summary of Unvested SAR Awards (Detail) (Unvested Stock Appreciation Rights [Member], USD $)	12 Months Ended
Dec. 31, 2012
Unvested Stock Appreciation Rights [Member]
Summary of unvested stock option awards
Unvested Outstanding, shares, beginning balance	225,000
Outstanding Granted, shares	707,202
Outstanding Vested, shares	(74,997)
Outstanding Forfeited, shares
Unvested Outstanding, shares, ending balance	857,205
Unvested Outstanding, Weighted - Average Grant - Date Fair Value, beginning balance	$ 5.93
Granted, Weighted - Average Grant - Date Fair Value	$ 6.23
Vested, Weighted - Average Grant - Date Fair Value	$ (5.93)
Forfeited, Weighted - Average Grant - Date Fair Value
Unvested Outstanding, Weighted - Average Grant - Date Fair Value, ending balance	$ 6.18